Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (1,621,400)	$ (1,773,655)	$ (2,164,368)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	55,212	50,826	46,435
Share-based compensation	52,389	8,788	382,595
Beneficial conversion feature related to bridge financing notes	74,160
Change in other current assets	616	(60,243)	(56,732)
Change in inventories	5,613	(20,228)	(8,733)
Change in trade payables	164,926	234,939	(64,420)
Change in employees and payroll accruals	33,314	44,204	(12,040)
Change in other current liabilities	(20,167)	428,227	(28,811)
Change in fair value of warrants and capital note	(25,936)	(19,278)	235,382
Net cash used in operating activities	(1,281,273)	(1,106,420)	(1,670,692)
Cash flows from investing activities:
Purchase of property and equipment	(13,860)	(42,074)	(57,874)
Net cash used in investing activities	(13,860)	(42,074)	(57,874)
Cash flows from financing activities:
Proceeds from convertible loans	206,000		836,294
Proceeds from issuance of shares, net	1,013,808	298,464	1,007,420
Proceeds from warrants exercise	26,251
Proceeds from stock options exercise	154
Increase (decrease) in short term bank credit	(19,030)	37,707
Proceeds from issuance of warrants presented as liability	183,260	142,470	457,501
Net cash provided by financing activities	1,410,443	478,641	2,301,215
Increase (decrease) in cash	115,310	(669,853)	572,649
Cash at the beginning of the year	10,912	680,765	108,116
Cash at the end of the year	126,222	10,912	680,765
Supplemental information and disclosure of non-cash financing activities
Conversion of convertible loans including interest in to shares	206,000		720,276
Issuance of warrants presented as liability			334,517
Reclassification of warrants from liability to equity			16,883
Issuance of warrants and capital note in respect of equity restructuring			90,280
Purchase of property and equipment on credit	$ 224,550